INVENTORIES (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 1,751	$ 1,517
Work-in-process	1,158	570
Finished goods	2,518	2,129
Total inventories	$ 5,427	$ 4,216